American Century Investments®
Quarterly Portfolio Holdings
Diversified Bond Fund
December 31, 2019

Diversified Bond - Schedule of Investments
DECEMBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 30.8%
Aerospace and Defense — 0.1%
United Technologies Corp., 6.05%, 6/1/36	1,868,000	2,541,785
Automobiles — 1.1%
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	6,190,000	6,190,505
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	3,500,000	3,506,573
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	5,810,000	6,082,658
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	3,820,000	3,825,284
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	2,730,000	2,758,132
General Motors Co., 5.15%, 4/1/38	1,350,000	1,380,337
General Motors Financial Co., Inc., 3.20%, 7/6/21	4,620,000	4,683,868
General Motors Financial Co., Inc., 5.25%, 3/1/26	2,760,000	3,065,150
		31,492,507
Banks — 6.5%
Banco Santander SA, 3.50%, 4/11/22	4,200,000	4,314,240
Bank of America Corp., MTN, 4.20%, 8/26/24	6,097,000	6,548,447
Bank of America Corp., MTN, 4.00%, 1/22/25	5,000,000	5,334,124
Bank of America Corp., MTN, VRN, 2.37%, 7/21/21	6,270,000	6,284,213
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48	2,450,000	2,977,447
Bank of America Corp., VRN, 3.00%, 12/20/23	3,772,000	3,864,758
Bank of Montreal, MTN, 3.30%, 2/5/24	3,036,000	3,164,152
Barclays Bank plc, 5.14%, 10/14/20	3,230,000	3,297,838
BNP Paribas SA, VRN, 2.82%, 11/19/25(1)	7,010,000	7,091,396
BPCE SA, 3.00%, 5/22/22(1)	4,760,000	4,848,194
BPCE SA, 5.15%, 7/21/24(1)	2,380,000	2,611,851
Citigroup, Inc., 2.90%, 12/8/21	6,200,000	6,302,324
Citigroup, Inc., 2.75%, 4/25/22	5,530,000	5,616,127
Citigroup, Inc., 3.20%, 10/21/26	6,500,000	6,742,808
Citigroup, Inc., VRN, 3.52%, 10/27/28	2,240,000	2,357,470
Cooperatieve Rabobank UA, 3.95%, 11/9/22	4,970,000	5,196,783
Discover Bank, 3.35%, 2/6/23	2,200,000	2,270,777
Discover Bank, 3.45%, 7/27/26	5,790,000	6,012,589
Fifth Third BanCorp., 2.375%, 1/28/25	4,930,000	4,936,686
Fifth Third Bank, 2.875%, 10/1/21	2,210,000	2,243,436
HSBC Holdings plc, 4.30%, 3/8/26	2,680,000	2,918,065
HSBC Holdings plc, 4.375%, 11/23/26	4,800,000	5,199,782
HSBC Holdings plc, VRN, 3.26%, 3/13/23	4,900,000	5,012,015
HSBC Holdings plc, VRN, 2.63%, 11/7/25	3,310,000	3,322,333
Huntington Bancshares, Inc., 2.30%, 1/14/22	3,480,000	3,498,770
JPMorgan Chase & Co., 4.625%, 5/10/21	6,700,000	6,934,320
JPMorgan Chase & Co., 3.875%, 9/10/24	3,575,000	3,826,841
JPMorgan Chase & Co., 3.125%, 1/23/25	10,400,000	10,856,866
JPMorgan Chase & Co., VRN, 4.02%, 12/5/24	5,020,000	5,353,083
JPMorgan Chase & Co., VRN, 3.70%, 5/6/30	1,580,000	1,701,199
JPMorgan Chase & Co., VRN, 3.96%, 11/15/48	3,300,000	3,740,214

PNC Bank N.A., 3.80%, 7/25/23	3,100,000	3,256,820
PNC Bank N.A., 2.70%, 10/22/29	4,100,000	4,096,876
PNC Bank N.A., VRN, 2.03%, 12/9/22	5,970,000	5,978,055
Regions Financial Corp., 2.75%, 8/14/22	3,690,000	3,756,065
Regions Financial Corp., 3.80%, 8/14/23	3,100,000	3,281,548
Royal Bank of Scotland Group plc, VRN, 3.75%, 11/1/29	3,920,000	4,002,583
Synchrony Bank, 3.00%, 6/15/22	2,330,000	2,375,331
U.S. Bancorp, MTN, 3.60%, 9/11/24	2,820,000	2,996,816
Wells Fargo & Co., 3.07%, 1/24/23	3,770,000	3,848,990
Wells Fargo & Co., 4.125%, 8/15/23	2,170,000	2,304,849
Wells Fargo & Co., 3.00%, 4/22/26	1,550,000	1,593,483
Wells Fargo & Co., 5.61%, 1/15/44	3,300,000	4,342,370
Wells Fargo & Co., MTN, VRN, 2.88%, 10/30/30	3,800,000	3,825,494
		190,038,428
Beverages — 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	5,320,000	6,301,372
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	4,610,000	5,340,906
		11,642,278
Biotechnology — 1.4%
AbbVie, Inc., 2.90%, 11/6/22	5,270,000	5,378,925
AbbVie, Inc., 3.60%, 5/14/25	3,970,000	4,190,106
AbbVie, Inc., 3.20%, 11/21/29(1)	7,360,000	7,491,995
AbbVie, Inc., 4.40%, 11/6/42	810,000	875,925
AbbVie, Inc., 4.25%, 11/21/49(1)	2,810,000	2,969,999
Amgen, Inc., 2.65%, 5/11/22	6,080,000	6,172,194
Amgen, Inc., 4.66%, 6/15/51	2,070,000	2,434,761
Gilead Sciences, Inc., 4.40%, 12/1/21	6,230,000	6,500,808
Gilead Sciences, Inc., 3.65%, 3/1/26	5,710,000	6,144,860
		42,159,573
Capital Markets — 2.0%
Credit Suisse Group AG, VRN, 2.59%, 9/11/25(1)	2,020,000	2,026,994
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	5,710,000	5,990,253
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	8,120,000	8,540,419
Goldman Sachs Group, Inc. (The), VRN, 3.27%, 9/29/25	3,000,000	3,105,137
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/29	3,600,000	3,859,144
Morgan Stanley, 2.75%, 5/19/22	5,110,000	5,203,628
Morgan Stanley, 5.00%, 11/24/25	2,830,000	3,187,505
Morgan Stanley, MTN, 3.70%, 10/23/24	9,830,000	10,442,905
Morgan Stanley, MTN, 4.00%, 7/23/25	6,130,000	6,633,168
Morgan Stanley, VRN, 3.97%, 7/22/38	1,880,000	2,086,733
UBS Group AG, 3.49%, 5/23/23(1)	8,150,000	8,387,261
		59,463,147
Chemicals — 0.2%
CF Industries, Inc., 4.50%, 12/1/26(1)	2,580,000	2,808,648
CF Industries, Inc., 5.15%, 3/15/34	1,640,000	1,835,734
		4,644,382
Commercial Services and Supplies — 0.3%
Republic Services, Inc., 3.55%, 6/1/22	2,170,000	2,241,621
Waste Connections, Inc., 3.50%, 5/1/29	2,670,000	2,827,513

Waste Management, Inc., 4.15%, 7/15/49	1,960,000	2,239,178
		7,308,312
Consumer Finance — 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	6,320,000	6,626,592
Ally Financial, Inc., 3.875%, 5/21/24	2,150,000	2,256,608
Capital One Bank USA N.A., 3.375%, 2/15/23	4,900,000	5,062,671
Capital One Financial Corp., 3.80%, 1/31/28	4,210,000	4,525,130
Synchrony Financial, 2.85%, 7/25/22	2,730,000	2,763,394
		21,234,395
Diversified Consumer Services — 0.1%
George Washington University (The), 3.55%, 9/15/46	1,805,000	1,861,377
Leland Stanford Junior University (The), 3.46%, 5/1/47	1,600,000	1,709,092
		3,570,469
Diversified Financial Services — 0.5%
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	6,090,000	6,145,273
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	5,500,000	5,594,401
Voya Financial, Inc., 5.70%, 7/15/43	1,900,000	2,377,537
		14,117,211
Diversified Telecommunication Services — 0.9%
AT&T, Inc., 3.875%, 8/15/21	3,160,000	3,255,905
AT&T, Inc., 3.40%, 5/15/25	3,530,000	3,700,197
AT&T, Inc., 2.95%, 7/15/26	3,500,000	3,569,454
AT&T, Inc., 5.15%, 11/15/46	4,971,000	5,944,855
Verizon Communications, Inc., 2.625%, 8/15/26	6,150,000	6,244,284
Verizon Communications, Inc., 4.75%, 11/1/41	800,000	967,318
Verizon Communications, Inc., 5.01%, 8/21/54	2,250,000	2,896,676
		26,578,689
Electric Utilities — 1.6%
AEP Transmission Co. LLC, 3.75%, 12/1/47	1,020,000	1,096,077
American Electric Power Co., Inc., 3.20%, 11/13/27	2,050,000	2,114,743
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	3,900,000	4,139,920
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	2,700,000	2,901,041
Commonwealth Edison Co., 3.20%, 11/15/49	850,000	846,044
Duke Energy Corp., 3.55%, 9/15/21	2,686,000	2,743,998
Duke Energy Florida LLC, 6.35%, 9/15/37	307,000	429,705
Duke Energy Florida LLC, 3.85%, 11/15/42	2,070,000	2,246,740
Duke Energy Progress LLC, 4.15%, 12/1/44	1,100,000	1,241,598
Duke Energy Progress LLC, 3.70%, 10/15/46	2,280,000	2,437,005
Exelon Corp., 5.15%, 12/1/20	1,700,000	1,734,195
Exelon Corp., 4.45%, 4/15/46	1,842,000	2,067,854
Exelon Generation Co. LLC, 5.60%, 6/15/42	710,000	812,844
FirstEnergy Corp., 4.25%, 3/15/23	1,810,000	1,908,239
FirstEnergy Transmission LLC, 4.55%, 4/1/49(1)	1,570,000	1,796,921
Florida Power & Light Co., 3.15%, 10/1/49	1,450,000	1,465,638
MidAmerican Energy Co., 4.40%, 10/15/44	2,100,000	2,474,280
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	1,860,000	1,975,647
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	3,340,000	3,489,707
Oncor Electric Delivery Co. LLC, 3.10%, 9/15/49	1,450,000	1,437,578
Potomac Electric Power Co., 3.60%, 3/15/24	1,700,000	1,791,181

Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,570,000	1,621,924
Southwestern Public Service Co., 3.70%, 8/15/47	1,880,000	1,977,326
Xcel Energy, Inc., 3.35%, 12/1/26	780,000	818,512
		45,568,717
Energy Equipment and Services — 0.1%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	2,115,000	2,173,056
Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp., 3.375%, 10/15/26	1,330,000	1,382,571
Boston Properties LP, 3.65%, 2/1/26	4,900,000	5,191,253
Crown Castle International Corp., 5.25%, 1/15/23	3,240,000	3,520,047
Essex Portfolio LP, 3.25%, 5/1/23	1,712,000	1,759,009
Essex Portfolio LP, 3.00%, 1/15/30	1,370,000	1,386,240
GLP Capital LP / GLP Financing II, Inc., 5.75%, 6/1/28	1,860,000	2,116,164
Kilroy Realty LP, 3.80%, 1/15/23	3,380,000	3,503,131
Kimco Realty Corp., 2.80%, 10/1/26	3,910,000	3,929,261
Public Storage, 3.39%, 5/1/29	2,160,000	2,293,680
Service Properties Trust, 4.65%, 3/15/24	1,870,000	1,947,914
Simon Property Group LP, 2.45%, 9/13/29	2,380,000	2,342,380
Ventas Realty LP, 4.125%, 1/15/26	2,600,000	2,784,667
		32,156,317
Food and Staples Retailing — 0.1%
Kroger Co. (The), 3.30%, 1/15/21	1,235,000	1,251,047
Kroger Co. (The), 3.875%, 10/15/46	2,080,000	2,035,328
		3,286,375
Gas Utilities — 0.2%
Dominion Energy Gas Holdings LLC, 3.00%, 11/15/29	4,250,000	4,238,271
Health Care Equipment and Supplies — 0.4%
Becton Dickinson and Co., 3.73%, 12/15/24	4,671,000	4,950,631
DH Europe Finance II Sarl, 3.40%, 11/15/49	1,820,000	1,856,516
Medtronic, Inc., 3.50%, 3/15/25	2,043,000	2,189,258
Medtronic, Inc., 4.375%, 3/15/35	2,154,000	2,550,528
		11,546,933
Health Care Providers and Services — 1.5%
Aetna, Inc., 2.75%, 11/15/22	1,540,000	1,565,167
Anthem, Inc., 3.65%, 12/1/27	2,800,000	2,964,119
Anthem, Inc., 4.65%, 1/15/43	1,155,000	1,302,079
CommonSpirit Health, 2.95%, 11/1/22	2,420,000	2,465,273
CVS Health Corp., 3.50%, 7/20/22	5,400,000	5,574,185
CVS Health Corp., 4.30%, 3/25/28	3,810,000	4,160,998
CVS Health Corp., 4.78%, 3/25/38	1,480,000	1,680,202
Duke University Health System, Inc., 3.92%, 6/1/47	3,085,000	3,439,185
HCA, Inc., 4.125%, 6/15/29	6,030,000	6,401,831
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	1,860,000	2,021,780
Northwell Healthcare, Inc., 4.26%, 11/1/47	2,180,000	2,341,419
Stanford Health Care, 3.80%, 11/15/48	1,760,000	1,903,800
UnitedHealth Group, Inc., 2.875%, 3/15/22	4,060,000	4,138,828
UnitedHealth Group, Inc., 3.75%, 7/15/25	2,000,000	2,159,893
Universal Health Services, Inc., 4.75%, 8/1/22(1)	2,700,000	2,733,731
		44,852,490

Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 4.70%, 12/9/35	1,270,000	1,505,190
McDonald's Corp., MTN, 3.625%, 9/1/49	1,520,000	1,547,899
		3,053,089
Household Durables — 0.4%
D.R. Horton, Inc., 2.55%, 12/1/20	2,420,000	2,431,057
D.R. Horton, Inc., 2.50%, 10/15/24	2,640,000	2,642,433
Lennar Corp., 4.75%, 4/1/21	3,290,000	3,370,013
Toll Brothers Finance Corp., 4.35%, 2/15/28	3,620,000	3,784,158
		12,227,661
Insurance — 1.0%
American International Group, Inc., 4.125%, 2/15/24	7,680,000	8,246,516
American International Group, Inc., 4.50%, 7/16/44	550,000	633,584
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	2,030,000	2,085,361
Berkshire Hathaway Finance Corp., 4.20%, 8/15/48	1,620,000	1,914,494
Chubb INA Holdings, Inc., 3.15%, 3/15/25	1,700,000	1,788,535
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	1,190,000	1,555,231
Hartford Financial Services Group, Inc. (The), 3.60%, 8/19/49	1,657,000	1,707,888
Liberty Mutual Group, Inc., 4.50%, 6/15/49(1)	1,100,000	1,229,690
Markel Corp., 4.90%, 7/1/22	3,120,000	3,318,925
MetLife, Inc., 4.875%, 11/13/43	1,075,000	1,331,097
Metropolitan Life Global Funding I, 3.00%, 1/10/23(1)	2,220,000	2,284,351
Prudential Financial, Inc., 3.94%, 12/7/49	1,822,000	1,985,745
WR Berkley Corp., 4.625%, 3/15/22	1,875,000	1,977,227
		30,058,644
Internet and Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd., 3.60%, 11/28/24	5,000,000	5,265,295
IT Services — 0.4%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	3,050,000	3,155,351
Fiserv, Inc., 3.50%, 7/1/29	1,500,000	1,577,512
Global Payments, Inc., 3.20%, 8/15/29	3,040,000	3,106,721
Mastercard, Inc., 3.65%, 6/1/49	1,530,000	1,696,891
Western Union Co. (The), 2.85%, 1/10/25	3,340,000	3,351,927
		12,888,402
Media — 1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	4,190,000	4,615,533
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	4,180,000	5,220,308
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	550,000	578,937
Comcast Corp., 6.40%, 5/15/38	2,270,000	3,196,429
Comcast Corp., 4.60%, 10/15/38	4,280,000	5,099,323
Comcast Corp., 4.75%, 3/1/44	4,540,000	5,523,294
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	2,370,000	2,457,741
TEGNA, Inc., 5.125%, 7/15/20	1,266,000	1,270,431
ViacomCBS, Inc., 3.125%, 6/15/22	1,690,000	1,725,593
ViacomCBS, Inc., 4.25%, 9/1/23	2,100,000	2,236,422
ViacomCBS, Inc., 4.375%, 3/15/43	2,230,000	2,363,416
		34,287,427
Metals and Mining — 0.3%
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	5,900,000	6,023,517

Steel Dynamics, Inc., 3.45%, 4/15/30	1,870,000	1,893,360
		7,916,877
Multi-Utilities — 0.5%
CenterPoint Energy, Inc., 4.25%, 11/1/28	2,500,000	2,713,505
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	1,530,000	1,656,260
Dominion Energy, Inc., 4.90%, 8/1/41	2,920,000	3,423,535
NiSource, Inc., 5.65%, 2/1/45	2,080,000	2,653,944
Sempra Energy, 2.875%, 10/1/22	1,820,000	1,854,203
Sempra Energy, 3.25%, 6/15/27	1,700,000	1,750,348
Sempra Energy, 4.00%, 2/1/48	1,500,000	1,579,293
		15,631,088
Oil, Gas and Consumable Fuels — 3.7%
Cimarex Energy Co., 4.375%, 6/1/24	2,480,000	2,619,279
CNOOC Finance Ltd., 4.25%, 1/26/21	4,975,000	5,074,043
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	2,000,000	2,140,084
Concho Resources, Inc., 4.375%, 1/15/25	3,210,000	3,315,668
Continental Resources, Inc., 4.375%, 1/15/28	2,660,000	2,829,932
Diamondback Energy, Inc., 3.50%, 12/1/29	4,690,000	4,781,220
Ecopetrol SA, 5.875%, 5/28/45	1,220,000	1,442,266
Enbridge, Inc., 3.125%, 11/15/29	3,520,000	3,565,876
Encana Corp., 6.50%, 2/1/38	3,450,000	4,072,667
Energy Transfer Operating LP, 7.50%, 10/15/20	2,120,000	2,203,486
Energy Transfer Operating LP, 4.25%, 3/15/23	4,740,000	4,951,579
Energy Transfer Operating LP, 5.25%, 4/15/29	3,200,000	3,594,085
Energy Transfer Operating LP, 4.90%, 3/15/35	3,470,000	3,643,937
Energy Transfer Operating LP, 6.50%, 2/1/42	880,000	1,046,143
Energy Transfer Operating LP, 6.00%, 6/15/48	1,050,000	1,223,611
Enterprise Products Operating LLC, 4.85%, 3/15/44	5,480,000	6,365,525
Equinor ASA, 3.25%, 11/18/49	1,960,000	1,974,873
Hess Corp., 6.00%, 1/15/40	1,590,000	1,877,841
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	4,250,000	5,396,289
MPLX LP, 5.25%, 1/15/25(1)	2,950,000	3,096,604
MPLX LP, 4.875%, 6/1/25	3,800,000	4,150,269
MPLX LP, 4.50%, 4/15/38	2,130,000	2,166,026
MPLX LP, 5.20%, 3/1/47	1,480,000	1,598,206
Newfield Exploration Co., 5.75%, 1/30/22	1,480,000	1,573,798
ONEOK, Inc., 3.40%, 9/1/29	2,440,000	2,480,801
Petroleos Mexicanos, 6.00%, 3/5/20	2,291,000	2,309,580
Petroleos Mexicanos, 4.875%, 1/24/22	2,160,000	2,239,514
Petroleos Mexicanos, 6.50%, 3/13/27	800,000	851,654
Petroleos Mexicanos, 5.50%, 6/27/44	700,000	630,305
Phillips 66, 4.30%, 4/1/22	2,670,000	2,802,448
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	3,440,000	3,529,649
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	6,700,000	7,543,719
Shell International Finance BV, 2.375%, 8/21/22	3,100,000	3,141,452
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	3,750,000	3,813,974
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	1,390,000	1,421,028
Williams Cos., Inc. (The), 4.55%, 6/24/24	3,330,000	3,594,472
		109,061,903

Pharmaceuticals — 0.9%
Allergan Finance LLC, 3.25%, 10/1/22	6,880,000	7,030,732
Bristol-Myers Squibb Co., 3.25%, 8/15/22(1)	5,180,000	5,351,934
Bristol-Myers Squibb Co., 3.875%, 8/15/25(1)	7,450,000	8,059,434
Bristol-Myers Squibb Co., 4.25%, 10/26/49(1)	1,110,000	1,315,460
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	4,785,000	4,812,193
		26,569,753
Road and Rail — 0.8%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	3,750,000	3,864,056
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	3,310,000	3,335,268
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	3,850,000	4,710,685
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	1,070,000	1,212,720
CSX Corp., 3.25%, 6/1/27	3,490,000	3,667,855
Union Pacific Corp., 3.60%, 9/15/37	1,730,000	1,803,555
Union Pacific Corp., 3.84%, 3/20/60(1)	2,480,000	2,519,472
Union Pacific Corp., MTN, 3.55%, 8/15/39	1,210,000	1,258,508
		22,372,119
Semiconductors and Semiconductor Equipment — 0.1%
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	3,950,000	4,098,804
Software — 0.7%
Microsoft Corp., 2.70%, 2/12/25	9,320,000	9,632,225
Microsoft Corp., 3.45%, 8/8/36	2,140,000	2,343,063
Microsoft Corp., 4.25%, 2/6/47	3,060,000	3,747,906
Oracle Corp., 3.625%, 7/15/23	3,070,000	3,246,196
		18,969,390
Specialty Retail — 0.3%
Home Depot, Inc. (The), 3.75%, 2/15/24	3,000,000	3,202,836
Home Depot, Inc. (The), 3.00%, 4/1/26	2,560,000	2,675,487
Home Depot, Inc. (The), 3.90%, 6/15/47	2,750,000	3,106,975
		8,985,298
Technology Hardware, Storage and Peripherals — 0.8%
Apple, Inc., 2.50%, 2/9/25	7,550,000	7,688,311
Apple, Inc., 2.45%, 8/4/26	3,780,000	3,833,012
Dell International LLC / EMC Corp., 5.45%, 6/15/23(1)	4,200,000	4,555,590
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)	6,950,000	7,999,234
		24,076,147
Trading Companies and Distributors — 0.1%
International Lease Finance Corp., 5.875%, 8/15/22	1,670,000	1,819,138
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.125%, 7/16/22	2,230,000	2,282,917
Rogers Communications, Inc., 3.70%, 11/15/49	1,410,000	1,424,975
		3,707,892
TOTAL CORPORATE BONDS (Cost $851,893,410)		899,602,262
U.S. TREASURY SECURITIES — 25.6%
U.S. Treasury Bonds, 5.00%, 5/15/37	2,000,000	2,829,084
U.S. Treasury Bonds, 4.50%, 5/15/38	9,000,000	12,153,167
U.S. Treasury Bonds, 3.50%, 2/15/39	1,780,000	2,131,731
U.S. Treasury Bonds, 3.125%, 11/15/41	17,000,000	19,268,054

U.S. Treasury Bonds, 3.125%, 2/15/42	23,000,000	26,069,621
U.S. Treasury Bonds, 3.00%, 5/15/42	25,000,000	27,790,993
U.S. Treasury Bonds, 2.75%, 11/15/42	8,500,000	9,063,574
U.S. Treasury Bonds, 2.875%, 5/15/43	8,500,000	9,252,991
U.S. Treasury Bonds, 2.50%, 2/15/45	22,000,000	22,428,487
U.S. Treasury Bonds, 3.00%, 11/15/45	300,000	335,324
U.S. Treasury Bonds, 3.375%, 11/15/48	42,500,000	51,238,488
U.S. Treasury Bonds, 2.25%, 8/15/49	37,700,000	36,540,220
U.S. Treasury Bonds, 2.375%, 11/15/49	3,600,000	3,584,802
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	15,593,775	15,750,802
U.S. Treasury Notes, 1.50%, 5/31/20(2)	10,000,000	9,994,891
U.S. Treasury Notes, 1.125%, 8/31/21(2)	6,000,000	5,953,686
U.S. Treasury Notes, 1.50%, 11/30/21	12,000,000	11,982,137
U.S. Treasury Notes, 1.75%, 6/15/22	39,000,000	39,148,422
U.S. Treasury Notes, 1.50%, 9/15/22	65,000,000	64,827,346
U.S. Treasury Notes, 1.875%, 9/30/22	55,000,000	55,402,531
U.S. Treasury Notes, 1.625%, 11/15/22	50,000,000	50,016,201
U.S. Treasury Notes, 2.00%, 11/30/22	30,000,000	30,328,281
U.S. Treasury Notes, 1.50%, 3/31/23	20,000,000	19,918,562
U.S. Treasury Notes, 1.25%, 8/31/24	80,000,000	78,410,411
U.S. Treasury Notes, 1.50%, 11/30/24	3,500,000	3,468,813
U.S. Treasury Notes, 1.625%, 9/30/26	66,000,000	65,148,279
U.S. Treasury Notes, 1.625%, 10/31/26	14,000,000	13,811,292
U.S. Treasury Notes, 1.625%, 11/30/26	21,000,000	20,712,668
U.S. Treasury Notes, 3.125%, 11/15/28	9,000,000	9,891,070
U.S. Treasury Notes, 1.625%, 8/15/29	18,000,000	17,525,092
U.S. Treasury Notes, 1.75%, 11/15/29	13,500,000	13,287,478
TOTAL U.S. TREASURY SECURITIES (Cost $730,668,108)		748,264,498
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 24.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.2%
FHLMC, VRN, 4.71%, (1-year H15T1Y plus 2.25%), 4/1/37	344,151	363,779
FHLMC, VRN, 4.89%, (12-month LIBOR plus 1.84%), 6/1/38	925,918	976,208
FHLMC, VRN, 4.53%, (12-month LIBOR plus 1.88%), 7/1/40	438,334	462,656
FHLMC, VRN, 3.89%, (12-month LIBOR plus 1.78%), 9/1/40	876,194	920,096
FHLMC, VRN, 3.91%, (12-month LIBOR plus 1.78%), 2/1/41	457,050	471,662
FHLMC, VRN, 4.77%, (12-month LIBOR plus 1.88%), 5/1/41	285,259	299,351
FHLMC, VRN, 3.69%, (12-month LIBOR plus 1.89%), 7/1/41	1,507,240	1,553,319
FHLMC, VRN, 4.04%, (12-month LIBOR plus 1.87%), 7/1/41	1,133,951	1,195,667
FHLMC, VRN, 4.51%, (12-month LIBOR plus 1.63%), 5/1/43	321,655	332,096
FHLMC, VRN, 4.43%, (12-month LIBOR plus 1.65%), 6/1/43	422,950	437,269
FHLMC, VRN, 4.50%, (12-month LIBOR plus 1.62%), 6/1/43	10,701	11,042
FHLMC, VRN, 3.18%, (12-month LIBOR plus 1.62%), 6/1/44	1,647,012	1,679,328
FHLMC, VRN, 4.11%, (12-month LIBOR plus 1.60%), 10/1/44	1,101,287	1,132,591
FHLMC, VRN, 2.35%, (12-month LIBOR plus 1.63%), 8/1/46	2,636,986	2,668,881
FNMA, VRN, 4.29%, (12-month LIBOR plus 1.71%), 12/1/37	252,753	263,047
FNMA, VRN, 4.82%, (12-month LIBOR plus 1.69%), 1/1/40	245,143	258,626
FNMA, VRN, 3.61%, (12-month LIBOR plus 1.79%), 8/1/40	1,240,520	1,300,437
FNMA, VRN, 3.87%, (12-month LIBOR plus 1.77%), 10/1/40	1,956,225	2,049,773
FNMA, VRN, 4.27%, (12-month LIBOR plus 1.75%), 8/1/41	693,122	723,857

FNMA, VRN, 4.54%, (12-month LIBOR plus 1.55%), 3/1/43	383,158	395,917
FNMA, VRN, 3.32%, (12-month LIBOR plus 1.57%), 1/1/45	1,859,652	1,923,644
FNMA, VRN, 2.63%, (12-month LIBOR plus 1.60%), 4/1/46	7,132,495	7,233,857
FNMA, VRN, 3.24%, (12-month LIBOR plus 1.62%), 5/1/47	7,090,578	7,237,734
		33,890,837
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 23.4%
FHLMC, 5.00%, 1/1/21	93,722	96,879
FHLMC, 5.00%, 4/1/21	18,662	19,290
FHLMC, 7.00%, 9/1/27	1,275	1,412
FHLMC, 6.50%, 1/1/28	2,024	2,249
FHLMC, 7.00%, 2/1/28	331	364
FHLMC, 6.50%, 3/1/29	12,712	14,130
FHLMC, 6.50%, 6/1/29	14,155	15,734
FHLMC, 7.00%, 8/1/29	1,490	1,619
FHLMC, 5.00%, 4/1/31	1,924,917	2,073,752
FHLMC, 5.00%, 5/1/31	2,563,225	2,759,865
FHLMC, 6.50%, 5/1/31	12,169	13,524
FHLMC, 6.50%, 6/1/31	561	624
FHLMC, 6.50%, 6/1/31	1,363	1,515
FHLMC, 5.50%, 12/1/33	152,383	167,723
FHLMC, 6.00%, 9/1/35	2,480,779	2,846,481
FHLMC, 5.50%, 12/1/37	183,187	205,533
FHLMC, 5.50%, 1/1/38	287,151	317,080
FHLMC, 6.00%, 2/1/38	1,347,071	1,547,207
FHLMC, 5.50%, 4/1/38	415,604	466,931
FHLMC, 6.00%, 8/1/38	90,972	101,613
FHLMC, 3.00%, 2/1/43	14,025,008	14,446,657
FHLMC, 3.00%, 10/1/49	14,742,597	14,959,011
FNMA, 6.50%, 1/1/26	9,242	10,265
FNMA, 7.00%, 12/1/27	2,543	2,755
FNMA, 7.50%, 4/1/28	15,541	16,985
FNMA, 7.00%, 5/1/28	14,514	14,915
FNMA, 7.00%, 6/1/28	251	256
FNMA, 6.50%, 1/1/29	2,122	2,371
FNMA, 6.50%, 4/1/29	6,456	7,172
FNMA, 7.00%, 7/1/29	1,303	1,305
FNMA, 7.50%, 7/1/29	10,500	10,804
FNMA, 7.50%, 9/1/30	4,712	5,458
FNMA, 5.00%, 6/1/31	2,004,979	2,157,124
FNMA, 5.00%, 7/1/31	3,109,448	3,348,044
FNMA, 7.00%, 9/1/31	22,094	23,238
FNMA, 6.50%, 1/1/32	7,642	8,491
FNMA, 6.50%, 8/1/32	32,261	36,289
FNMA, 5.50%, 2/1/33	1,558,183	1,733,715
FNMA, 5.00%, 6/1/33	1,690,700	1,864,385
FNMA, 5.50%, 6/1/33	97,939	109,010
FNMA, 5.50%, 7/1/33	552,573	616,576
FNMA, 5.00%, 8/1/33	242,832	267,797
FNMA, 5.50%, 8/1/33	216,165	243,088
FNMA, 5.50%, 9/1/33	325,292	365,931

FNMA, 5.00%, 11/1/33	1,078,697	1,189,733
FNMA, 6.00%, 12/1/33	783,644	898,196
FNMA, 5.50%, 1/1/34	292,103	328,450
FNMA, 5.50%, 2/1/34	974,678	1,094,146
FNMA, 3.50%, 3/1/34	5,844,403	6,054,596
FNMA, 5.00%, 3/1/34	634,660	699,839
FNMA, 4.50%, 1/1/35	5,340,257	5,743,099
FNMA, 5.00%, 4/1/35	1,504,553	1,659,339
FNMA, 5.00%, 6/1/35	1,123,010	1,238,311
FNMA, 5.00%, 7/1/35	2,162,904	2,384,899
FNMA, 5.00%, 8/1/35	65,093	71,692
FNMA, 4.50%, 9/1/35	253,639	274,990
FNMA, 5.00%, 10/1/35	470,358	517,710
FNMA, 5.50%, 12/1/35	3,139,362	3,534,687
FNMA, 5.00%, 2/1/36	376,660	415,450
FNMA, 5.50%, 4/1/36	394,702	444,302
FNMA, 5.50%, 5/1/36	792,877	892,664
FNMA, 5.50%, 7/1/36	186,221	205,838
FNMA, 5.50%, 2/1/37	104,437	117,144
FNMA, 5.50%, 5/1/37	154,729	171,275
FNMA, 6.00%, 8/1/37	295,540	337,875
FNMA, 6.50%, 8/1/37	50,962	56,417
FNMA, 6.00%, 9/1/37	1,167,366	1,311,473
FNMA, 6.00%, 11/1/37	1,562,141	1,789,453
FNMA, 5.50%, 12/1/37	839,699	940,372
FNMA, 5.50%, 2/1/38	217,583	243,827
FNMA, 5.50%, 6/1/38	414,505	464,916
FNMA, 6.00%, 9/1/38	126,268	131,677
FNMA, 5.50%, 12/1/38	833,663	934,974
FNMA, 5.00%, 1/1/39	549,925	602,144
FNMA, 5.50%, 1/1/39	3,875,215	4,348,985
FNMA, 4.50%, 2/1/39	1,060,989	1,147,160
FNMA, 5.00%, 2/1/39	2,245,499	2,474,098
FNMA, 4.50%, 4/1/39	1,947,655	2,135,522
FNMA, 4.50%, 5/1/39	4,995,968	5,465,339
FNMA, 6.50%, 5/1/39	1,033,705	1,171,441
FNMA, 5.00%, 8/1/39	2,300,988	2,537,111
FNMA, 4.50%, 10/1/39	8,698,154	9,577,672
FNMA, 4.00%, 10/1/40	9,054,165	9,759,969
FNMA, 4.50%, 11/1/40	8,227,782	8,956,751
FNMA, 4.00%, 8/1/41	8,733,576	9,375,264
FNMA, 4.50%, 9/1/41	4,995,348	5,427,087
FNMA, 3.50%, 10/1/41	10,399,321	10,956,617
FNMA, 5.00%, 1/1/42	3,752,279	4,137,800
FNMA, 3.50%, 2/1/42	6,698,887	7,059,021
FNMA, 3.50%, 6/1/42	20,699,381	21,895,722
FNMA, 3.50%, 8/1/42	1,965,637	2,071,535
FNMA, 3.50%, 8/1/42	8,335,198	8,783,350
FNMA, 3.50%, 8/1/43	6,057,408	6,352,057
FNMA, 3.50%, 5/1/45	10,441,416	10,946,246

FNMA, 3.50%, 11/1/45	12,946,184	13,518,296
FNMA, 3.50%, 11/1/45	12,818,274	13,384,968
FNMA, 4.00%, 11/1/45	13,935,548	14,615,040
FNMA, 4.00%, 11/1/45	4,049,669	4,291,664
FNMA, 3.50%, 2/1/46	16,009,538	16,783,595
FNMA, 4.00%, 2/1/46	11,874,346	12,565,208
FNMA, 3.50%, 3/1/46	14,384,739	14,969,714
FNMA, 4.00%, 4/1/46	15,844,163	16,769,362
FNMA, 3.50%, 5/1/46	14,163,040	14,750,332
FNMA, 3.00%, 11/1/46	44,718,622	45,784,351
FNMA, 3.50%, 2/1/47	24,958,276	26,162,746
FNMA, 6.50%, 8/1/47	18,195	19,513
FNMA, 6.50%, 9/1/47	36,840	39,393
FNMA, 6.50%, 9/1/47	1,770	1,895
FNMA, 6.50%, 9/1/47	19,369	20,707
FNMA, 3.00%, 4/1/48	30,063,970	30,858,989
FNMA, 4.00%, 6/1/48	26,670,232	27,843,432
FNMA, 4.50%, 2/1/49	11,604,123	12,260,685
GNMA, 3.00%, TBA	37,000,000	37,984,080
GNMA, 7.00%, 11/15/22	3,566	3,673
GNMA, 7.00%, 4/20/26	1,459	1,621
GNMA, 7.50%, 8/15/26	3,062	3,395
GNMA, 8.00%, 8/15/26	1,346	1,459
GNMA, 7.50%, 5/15/27	1,667	1,691
GNMA, 8.00%, 6/15/27	3,199	3,199
GNMA, 7.00%, 2/15/28	1,581	1,584
GNMA, 7.50%, 2/15/28	1,091	1,093
GNMA, 6.50%, 3/15/28	4,186	4,619
GNMA, 7.00%, 4/15/28	1,112	1,114
GNMA, 6.50%, 5/15/28	112	123
GNMA, 6.50%, 5/15/28	18,951	20,922
GNMA, 7.00%, 12/15/28	2,018	2,022
GNMA, 7.00%, 5/15/31	16,166	18,581
GNMA, 4.50%, 8/15/33	900,707	968,187
GNMA, 6.00%, 9/20/38	537,814	614,845
GNMA, 5.50%, 11/15/38	1,326,405	1,483,598
GNMA, 5.50%, 11/15/38	438,854	477,760
GNMA, 6.00%, 1/20/39	164,654	188,304
GNMA, 5.00%, 3/20/39	1,153,629	1,277,080
GNMA, 4.50%, 4/15/39	1,395,198	1,519,080
GNMA, 4.50%, 11/15/39	10,644,576	11,645,894
GNMA, 4.50%, 1/15/40	755,113	821,389
GNMA, 4.00%, 7/15/40	1,681,035	1,790,289
GNMA, 4.00%, 11/20/40	14,351,947	15,227,158
GNMA, 4.50%, 12/15/40	3,430,202	3,751,001
GNMA, 4.50%, 7/20/41	5,395,710	5,831,725
GNMA, 3.50%, 6/20/42	5,243,748	5,541,642
GNMA, 3.50%, 7/20/42	8,073,603	8,531,436
GNMA, 2.50%, 7/20/46	17,474,151	17,556,243
GNMA, 2.50%, 8/20/46	10,819,108	10,869,951

GNMA, 2.50%, 2/20/47	11,802,929	11,858,279
UMBS, 3.50%, TBA	59,700,000	61,385,250
		684,261,579
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $704,548,334)		718,152,416
ASSET-BACKED SECURITIES — 7.2%
Argent Securities, Inc., Series 2004-W8, Class M1, VRN, 2.62%, (1-month LIBOR plus 0.83%), 5/25/34	9,491,513	9,514,109
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	4,947,246	4,953,340
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	11,027,046	11,513,908
Hertz Fleet Lease Funding LP, Series 2017-1, Class A1, VRN, 2.37%, (1-month LIBOR plus 0.65%), 4/10/31(1)	5,116,838	5,118,659
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	1,739,511	1,734,971
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 2.59%, (1-month LIBOR plus 0.85%), 12/17/36(1)	18,738,731	18,692,119
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.44%, (1-month LIBOR plus 0.70%), 3/17/37(1)	27,817,263	27,621,480
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 2.82%, (1-month LIBOR plus 1.08%), 6/17/37(1)	21,275,000	21,176,333
Invitation Homes Trust, Series 2018-SFR3, Class A, VRN, 2.74%, (1-month LIBOR plus 1.00%), 7/17/37(1)	25,972,713	26,018,088
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	1,409,507	1,409,154
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(1)	2,608,715	2,605,881
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	1,850,380	1,849,760
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	3,240,754	3,220,511
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(1)	8,784,927	8,805,225
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(1)	7,164,737	7,366,112
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(1)	9,993,717	10,192,372
Progress Residential Trust, Series 2019-SFR3, Class A SEQ, 2.27%, 9/17/36(1)	4,900,000	4,799,380
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	3,973,245	4,005,765
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	2,707,397	2,721,776
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(1)	7,028,056	7,036,648
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 2/25/55(1)	3,020,355	3,055,234
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(1)	3,353,166	3,410,686
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	2,139,088	2,251,466
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	6,111,565	6,099,392
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(1)	5,714,041	5,714,375
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	8,284,517	8,515,179
TOTAL ASSET-BACKED SECURITIES (Cost $208,286,275)		209,401,923
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.1%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	4,000,000	4,142,647
BX Trust, Series 2018-MCSF, Class A, VRN, 2.32%, (1-month LIBOR plus 0.58%), 4/15/35(1)	8,600,000	8,558,339
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	10,691,000	11,471,277
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/10/47	10,000,000	10,656,490
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	14,000,000	14,784,504
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/10/48	15,000,000	15,652,926
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 2/10/49	5,000,000	5,474,693
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.76%, 2/10/48	9,000,000	9,442,822
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	10,000,000	10,468,140
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	6,250,000	6,577,048
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	10,000,000	10,168,453
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	5,000,000	5,250,702
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	6,000,000	6,259,314
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $115,728,669)		118,907,355

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.2%
Private Sponsor Collateralized Mortgage Obligations — 2.7%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 4.05%, 3/25/35	1,749,386	1,787,436
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(1)	3,061,656	3,118,102
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.78%, 6/25/34	984,599	993,667
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.99%, 2/25/35	1,425,420	1,454,735
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.96%, 11/25/34	1,478,296	1,472,192
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.00%, 9/25/37	614,642	636,024
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.15%, 8/25/34	1,297,866	1,271,503
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.88%, 8/25/34	4,050,919	4,097,194
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.61%, 8/25/35	524,532	539,437
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	1,039,248	1,065,220
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	465,340	477,325
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	46,234	45,577
Credit Suisse First Boston Mortgage-Backed Trust, Series 2004-AR6, Class 2A1, VRN, 4.10%, 10/25/34	184,643	185,972
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.97%, 10/25/34	2,962,596	2,981,182
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.01%, 8/25/35	923,433	966,096
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 4.04%, 6/25/34	887,595	887,019
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 4.69%, 5/25/34	1,560,004	1,607,289
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 4.02%, 1/25/35	1,546,517	1,564,827
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.27%, 9/25/35	3,361,420	3,460,277
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1, VRN, 4.46%, 9/25/35	2,727,735	2,779,092
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.52%, 9/25/35	1,157,652	1,186,429
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.11%, 7/25/35	561,996	569,863
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.29%, 7/25/35	1,227,400	1,235,335
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.21%, 8/25/35	1,279,627	1,265,462
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.45%, 4/25/35	891,983	913,877
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(1)	1,120,008	1,120,839
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 12/25/48(1)	3,108,040	3,132,059
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.70%, 11/21/34	672,726	691,640
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.93%, 11/25/35	1,757,383	1,779,266
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 4.36%, 2/25/35	1,628,280	1,653,664
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 4.36%, 2/25/35	814,140	824,896
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, VRN, 4.00%, 2/25/57(1)	1,561,133	1,629,493
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(1)	3,540,468	3,714,467
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.29%, (1-month LIBOR plus 1.50%), 6/25/57(1)	3,242,249	3,291,574
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(1)	3,228,044	3,316,708
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(1)	3,069,745	3,094,709
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(1)	2,416,746	2,438,801
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(1)	4,087,185	4,070,419
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.16%, 7/25/34	1,944,508	1,976,622
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.53%, (1-month LIBOR plus 0.74%), 9/25/34	3,816,955	3,782,207
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	312,502	320,067
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 4.42%, 3/25/35	1,980,261	1,968,905
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.08%, 5/25/35	918,743	920,051
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.64%, 10/25/36	305,554	305,909
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.26%, 1/25/38	1,088,871	1,071,573
		77,665,001
U.S. Government Agency Collateralized Mortgage Obligations — 0.5%
FHLMC, Series 2019-DNA3, Class M2, VRN, 3.84%, (1-month LIBOR plus 2.05%), 7/25/49(1)	4,750,000	4,776,605

FHLMC, Series 3397, Class GF, VRN, 2.24%, (1-month LIBOR plus 0.50%), 12/15/37	789,339	791,293
FNMA, Series 2014-C02, Class 1M2, VRN, 4.39%, (1-month LIBOR plus 2.60%), 5/25/24	5,094,094	5,308,408
FNMA, Series 2014-C02, Class 2M2, VRN, 4.39%, (1-month LIBOR plus 2.60%), 5/25/24	2,380,931	2,469,179
FNMA, Series 2016-C04, Class 1M1, VRN, 3.24%, (1-month LIBOR plus 1.45%), 1/25/29	21,455	21,464
GNMA, Series 2007-5, Class FA, VRN, 1.90%, (1-month LIBOR plus 0.14%), 2/20/37	1,690,172	1,681,943
		15,048,892
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $91,145,006)		92,713,893
COLLATERALIZED LOAN OBLIGATIONS — 2.8%
Anchorage Credit Opportunities CLO 1 Ltd., Series 2019-1A, Class A1, VRN, 3.69%, (3-month LIBOR plus 1.95%), 1/20/32(1)(3)	5,500,000	5,500,000
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 2.99%, (3-month LIBOR plus 1.02%), 4/20/31(1)	8,200,000	8,098,428
CBAM Ltd., Series 2019-9A, Class A, VRN, 3.28%, (3-month LIBOR plus 1.28%), 2/12/30(1)	6,000,000	6,002,077
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 2.92%, (3-month LIBOR plus 0.98%), 4/24/31(1)	3,465,000	3,434,559
CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 3.06%, (3-month LIBOR plus 1.11%), 1/22/31(1)	3,350,000	3,340,977
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 2.97%, (3-month LIBOR plus 0.97%), 4/18/31(1)	4,400,000	4,361,528
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.09%, (3-month LIBOR plus 1.12%), 7/20/31(1)	6,550,000	6,528,340
KKR CLO Ltd., Series 2022A, Class A, VRN, 3.12%, (3-month LIBOR plus 1.15%), 7/20/31(1)	4,175,000	4,144,640
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 2.98%, (3-month LIBOR plus 0.98%), 4/15/31(1)	9,305,000	9,250,783
Octagon Investment Partners 45 Ltd., Series 2019-1A, Class A, VRN, 3.16%, (3-month LIBOR plus 1.33%), 10/15/32(1)	13,000,000	13,009,828
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.15%, (3-month LIBOR plus 1.15%), 4/18/31(1)	7,500,000	7,438,474
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 3.04%, (3-month LIBOR plus 1.07%), 10/20/28(1)	4,250,000	4,251,618
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 2.91%, (3-month LIBOR plus 0.97%), 4/25/31(1)	3,350,000	3,313,094
Voya CLO Ltd., Series 2013-3A, Class A1RR, VRN, 3.15%, (3-month LIBOR plus 1.15%), 10/18/31(1)	4,400,000	4,389,292
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $83,314,968)		83,063,638
MUNICIPAL SECURITIES — 1.9%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	2,189,000	3,208,658
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	2,285,000	2,285,000
Houston GO, 3.96%, 3/1/47	1,615,000	1,788,338
Los Angeles Community College District GO, 6.75%, 8/1/49	1,000,000	1,644,290
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	1,235,000	1,739,893
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	1,070,000	1,521,187
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	1,180,000	1,853,213
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	2,330,000	2,721,184
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	1,385,000	1,866,329
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	1,750,000	2,270,957
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	2,715,000	3,544,405
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	2,385,000	3,190,128
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	1,000,000	1,377,940
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	1,000,000	1,132,760
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	2,375,000	3,086,241
San Jose Redevelopment Agency Successor Agency Tax Allocation, 3.375%, 8/1/34	1,145,000	1,177,690
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	2,990,000	3,659,222
State of California GO, 6.65%, 3/1/22	1,660,000	1,790,410
State of California GO, 4.60%, 4/1/38	1,000,000	1,108,760
State of California GO, 7.55%, 4/1/39	2,000,000	3,211,920
State of California GO, 7.30%, 10/1/39	2,005,000	3,065,124
State of Illinois GO, 5.10%, 6/1/33	3,462,000	3,735,013
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	1,665,000	1,969,229

University of California Rev., 5.95%, 5/15/45	1,630,000	2,187,607
TOTAL MUNICIPAL SECURITIES (Cost $44,428,806)		55,135,498
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.7%
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	1,180,000	1,203,152
Chile Government International Bond, 3.625%, 10/30/42	1,200,000	1,294,134
		2,497,286
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	1,810,000	1,869,748
Panama — 0.1%
Panama Government International Bond, 6.70%, 1/26/36	1,700,000	2,387,981
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	1,640,000	2,402,100
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21	3,170,000	3,242,106
Philippine Government International Bond, 6.375%, 10/23/34	1,840,000	2,618,463
		5,860,569
Poland — 0.1%
Republic of Poland Government International Bond, 5.125%, 4/21/21	1,400,000	1,460,273
Republic of Poland Government International Bond, 3.00%, 3/17/23	1,290,000	1,331,249
		2,791,522
Uruguay — 0.1%
Uruguay Government International Bond, 4.375%, 10/27/27	980,000	1,086,181
Uruguay Government International Bond, 4.125%, 11/20/45	1,030,000	1,110,788
		2,196,969
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $18,037,976)		20,006,175
U.S. GOVERNMENT AGENCY SECURITIES — 0.2%
FNMA, 6.625%, 11/15/30 (Cost $6,404,913)	5,200,000	7,408,076
BANK LOAN OBLIGATIONS(4) — 0.1%
Diversified Telecommunication Services — 0.1%
Zayo Group, LLC, 2017 Incremental Term Loan, 4.05%, (1-month LIBOR plus 2.25%), 1/19/24 (Cost $3,360,934)	3,350,000	3,365,243
PREFERRED STOCKS — 0.1%
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), 4.95% (Cost $2,510,000)	2,510,000	2,605,066
TEMPORARY CASH INVESTMENTS — 1.8%
Credit Agricole Corporate and Investment Bank, 1.56%, 1/2/20(1)(5)	19,143,000	19,141,374
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 3.75%, 9/15/21 - 11/15/43, valued at $28,873,040), in a joint trading account at 1.35%, dated 12/31/19, due 1/2/20 (Delivery value $28,266,248)		28,264,128
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 12/15/22, valued at $6,419,493), at 0.65%, dated 12/31/19, due 1/2/20 (Delivery value $6,291,227)		6,291,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $53,697,315)		53,696,502
TOTAL INVESTMENT SECURITIES — 103.1% (Cost $2,914,024,714)		3,012,322,545
OTHER ASSETS AND LIABILITIES — (3.1)%		(91,459,544)
TOTAL NET ASSETS — 100.0%		$2,920,863,001

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	280	March 2020	$28,000,000	$35,958,125	$(332,692)
U.S. Treasury 10-Year Ultra Notes	17	March 2020	$1,700,000	2,391,953	(30,851)
U.S. Treasury 2-Year Notes	453	March 2020	$90,600,000	97,621,500	(52,519)
U.S. Treasury 5-Year Notes	10	March 2020	$1,000,000	1,186,094	(6,507)
U.S. Treasury Long Bonds	4	March 2020	$400,000	623,625	(14,009)
U.S. Treasury Ultra Bonds	5	March 2020	$500,000	908,281	(30,480)
				$138,689,578	$(467,058)

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$6,500,000	$(508)	$23,695	$23,187
CPURNSA	Receive	1.77%	8/5/24	$24,500,000	(641)	94,176	93,535
					$(1,149)	$117,871	$116,722

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

UMBS	-	Uniform Mortgage-Backed Securities
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $442,900,965, which represented 15.2% of total net assets. Of these securities, 0.3% of total net assets were deemed illiquid under policies approved by the Board of Trustees.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,638,305.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(5)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	899,602,262	—
U.S. Treasury Securities	—	748,264,498	—
U.S. Government Agency Mortgage-Backed Securities	—	718,152,416	—
Asset-Backed Securities	—	209,401,923	—
Commercial Mortgage-Backed Securities	—	118,907,355	—
Collateralized Mortgage Obligations	—	92,713,893	—
Collateralized Loan Obligations	—	83,063,638	—
Municipal Securities	—	55,135,498	—
Sovereign Governments and Agencies	—	20,006,175	—
U.S. Government Agency Securities	—	7,408,076	—
Bank Loan Obligations	—	3,365,243	—
Preferred Stocks	—	2,605,066	—
Temporary Cash Investments	—	53,696,502	—
	—	3,012,322,545	—
Other Financial Instruments
Swap Agreements	—	116,722	—

Liabilities
Other Financial Instruments
Futures Contracts	467,058	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.